                      SUPPLEMENT DATED OCTOBER 29, 2007
                TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS
                              INSTITUTIONAL CLASS
                               DATED MAY 29, 2007


THE FOLLOWING INFORMATION IS AN UPDATE THROUGH SEPTEMBER 30, 2007 AND REPLACES SIMILAR INFORMATION FOUND IN THE PROSPECTUS DATED MAY 29, 2007.


APPENDIX C


RELATED PERFORMANCE OF THE SUB-ADVISORS


Some Funds have limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions, and other mutual funds. This data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following page, "composite performance" is shown for each Sub-Advisor with regard to all similarly managed accounts. The composite performance is computed based upon the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies, and strategies to the corresponding Fund. The composite results are net highest fees and expenses possibly incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses specific to the Principal Investors Fund, Inc., performance numbers shown would differ. Although the Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charges, expenses, asset sizes, and cash flows between the Fund and its Related Accounts. Fund performance is displayed when available, otherwise composite performance is displayed.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports, or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the Investment Company Act of 1940 ("1940 Act"). Those accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following page contains information on the historical performance of some of the Fund's Institutional Class shares. The date that these shares were first offered for sale is shown. The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. FV 199 Q-27
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - CONSERVATIVE FUNDS


                              AVERAGE ANNUAL TOTAL RETURN
                             (THROUGH SEPTEMBER 30, 2007)

                                                        LIFE OF
                        YTD   1 YR  3 YR  5 YR   10 YR   FUND         2006
                        -----------------------------------------     -------

HIGH YIELD FUND
INSTITUTIONAL
(12/29/04)              3.64  7.25   N/A    N/A   N/A    6.02          8.89
Post High Yield
Traditional Composite               6.68   9.71  7.67
JP Morgan High Yield
Broad Net Composite                 8.41  12.77   N/A
Lehman Brothers Full
Market High Yield
Composite                           7.44  12.41   N/A
 Lehman Brothers US
 Corporate High Yield
 Bond Index             3.21  7.54  7.44  12.65  5.85    6.40         11.85
 Morningstar High
 Yield Bond Category    2.88  7.08  6.71  11.24  4.30    5.62         10.13

                        -----------------------------------------     -------
                                           ANNUAL TOTAL RETURN
                                        (YEAR ENDED DECEMBER 31)


                        2005  2004   2003   2002   2001  2000   1999  1998   1997
                        -----------------------------------------------------------

HIGH YIELD FUND         4.08
INSTITUTIONAL
(12/29/04)
Post High Yield
Traditional Composite
JP Morgan High Yield
Broad Net Composite
Lehman Brothers Full
Market High Yield
Composite
 Lehman Brothers US     2.74  11.13  28.97  -1.40  5.28  -5.86  2.39  1.87   12.76
 Corporate High Yield
 Bond Index
 Morningstar High       2.53   5.18  24.36  -1.59  2.13  -7.50  4.60  0.09   13.10
 Yield Bond Category

                        -----------------------------------------------------------




PERFORMANCE RESULTS - MODERATE FUNDS


                               AVERAGE ANNUAL TOTAL RETURN
                              (THROUGH SEPTEMBER 30, 2007)

                                                          LIFE OF
                        YTD   1 YR   3 YR   5 YR   10 YR   FUND         2006
                        -------------------------------------------     -------
PARTNERS LARGECAP
VALUE FUND II
INSTITUTIONAL
(12/29/04)              5.22  13.07    N/A    N/A   N/A    10.48        19.90
American Century Large
Cap Value Equity
Composite                            13.06  16.25   N/A
 Russell 1000 Value
 Index                  5.97  14.45  15.25  18.07  8.80    12.63        22.25
 Morningstar Large
 Value Category         6.80  14.44  13.52  16.13  7.30    11.04        18.18
 Average
                        -------------------------------------------     -------
                                            ANNUAL TOTAL RETURN
                                         (YEAR ENDED DECEMBER 31)


                        2005  2004   2003    2002   2001   2000  1999  1998    1997
                        -------------------------------------------------------------
PARTNERS LARGECAP       4.19
VALUE FUND II
INSTITUTIONAL
(12/29/04)
American Century Large
Cap Value Equity
Composite
 Russell 1000 Value     7.05  16.49  30.03  -15.52  -5.59  7.02  7.35  15.63   35.18
 Index
 Morningstar Large      5.88  12.91  28.40  -18.92  -5.37  5.47  6.63  13.10   27.01
 Value Category
 Average                -------------------------------------------------------------




PERFORMANCE RESULTS - DYNAMIC FUNDS


                               AVERAGE ANNUAL TOTAL RETURN
                               (THROUGH SEPTEMBER 30, 2007)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2006   2005
                        --------------------------------------------     --------------

PARTNERS GLOBAL EQUITY
FUND INSTITUTIONAL
(03/01/05)               7.68  16.15    N/A    N/A   N/A    13.18        16.37
JP Morgan Global
Equity (Segment)
Composite                             15.44  17.50  5.85
 MSCI World Index - ND  11.74  21.09  18.03  19.28  6.99    16.26        20.07   9.49
 Morningstar World
 Stock Category         13.37  23.60  19.45  20.05  8.20    16.88        19.52  11.74
 Average
                        --------------------------------------------     --------------
                                           ANNUAL TOTAL RETURN
                                        (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001    2000   1999   1998    1997
                        -----------------------------------------------------------

PARTNERS GLOBAL EQUITY
FUND INSTITUTIONAL
(03/01/05)
JP Morgan Global
Equity (Segment)
Composite
 MSCI World Index - ND  14.72  33.11  -19.89  -16.89  -13.18  24.93  24.34   15.76
 Morningstar World      15.06  34.82  -18.57  -15.95   -8.24  40.38  13.56   13.91
 Stock Category
 Average                -----------------------------------------------------------



FV 199 Q-27
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.